Other assets and prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Other assets and prepayments
Summary of other assets and prepayments

Other assets and prepayments	As of December 31,
in €‘000	2023	2022
Prepaid expenses	22,358	28,899
Other financial assets	688	3,842
Taxes and fees	3,313	3,561
Inventories	5,986	5,707
Other	907	904
Total	33,252	42,913